Revision of Financial Statements	9 Months Ended
Sep. 30, 2023
Accounting Changes and Error Corrections [Abstract]
Revision of Financial Statements

Note 2. Revision of Financial Statements

During the preparation of the financial statements for the nine months ended September 30, 2023, the Company determined that the reporting of interest income and operating expenses were understated on the condensed consolidated financial statements of the Company for the nine months ended September 30, 2022. Interest income was understated by approximately $82,000 and Operating expenses were understated by approximately $24,000. The impact of the correction approximates a $58,000 decrease in net loss.